Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
As discussed in the Compensation Discussion and Analysis, equity awards, including stock option awards, granted as part of annual total compensation for senior leaders and other employees, are approved by the compensation committee on or before the grant date. The compensation committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our NEOs, following which they approve equity awards for NEOs as well as any other stock option award recipients, typically in late February or early March. On occasion, the compensation committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes. While the compensation committee has discretionary authority to grant equity awards outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation.
The following table contains information required by Item 402(x) of Regulation S-K about stock options granted to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of a Current Report Form 8-K that disclosed material nonpublic information. Pursuant to this SEC rule, we are providing the following information relating to stock options awarded to our NEOs, excluding Mr. Schilke, on February 20, 2025, two business days before the date the Company filed its Current Report Form 8-K on February 24, 2025. Mr. Schilke's March 10, 2025 stock option grants were not within the applicable timing period described in Item 402(x) of Regulation S‑K. The exercise price of the stock options was based on the closing price of a share of our common stock on the date of grants of the respective options. The Company did not grant any stock options to NEOs of the Company in the last completed fiscal year during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q, or the filing of the Company’s Annual Report on Form 10-K.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/sh)	Grant Date Fair Value of the Award ($)	Percentage change in the
closing market price of
the securities underlying the award
between the trading day ending
immediately prior to the disclosure
of material nonpublic information
and the trading day beginning
immediately following the disclosure
					of material nonpublic information
R. Scott Struthers, Ph.D.	2/20/2025	313,000	36.86	7,160,564	-13.77%
Tobin Schilke	3/10/2025	80,000	33.75	1,670,920	N/A
Dana Pizzuti, M.D.	2/20/2025	65,000	36.86	1,487,018	-13.77%
Stephen F. Betz, Ph.D.	2/20/2025	65,000	36.86	1,487,018	-13.77%
Jeff Knight	2/20/2025	65,000	36.86	1,487,018	-13.77%

Award Timing Method	The compensation committee’s general practice is to complete its annual executive compensation review and determine performance goals and target compensation for our NEOs, following which they approve equity awards for NEOs as well as any other stock option award recipients, typically in late February or early March.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	While the compensation committee has discretionary authority to grant equity awards outside of the cycle described above, it does not have a practice or policy of granting equity awards in anticipation of the release of material non-public information and we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/sh)	Grant Date Fair Value of the Award ($)	Percentage change in the
closing market price of
the securities underlying the award
between the trading day ending
immediately prior to the disclosure
of material nonpublic information
and the trading day beginning
immediately following the disclosure
					of material nonpublic information
R. Scott Struthers, Ph.D.	2/20/2025	313,000	36.86	7,160,564	-13.77%
Tobin Schilke	3/10/2025	80,000	33.75	1,670,920	N/A
Dana Pizzuti, M.D.	2/20/2025	65,000	36.86	1,487,018	-13.77%
Stephen F. Betz, Ph.D.	2/20/2025	65,000	36.86	1,487,018	-13.77%
Jeff Knight	2/20/2025	65,000	36.86	1,487,018	-13.77%

R. Scott Struthers [Member]
Awards Close in Time to MNPI Disclosures
Name	R. Scott Struthers
Underlying Securities | shares	313,000
Exercise Price | $ / shares	$ 36.86
Fair Value as of Grant Date | $	$ 7,160,564
Underlying Security Market Price Change	(0.1377)
Tobin Schilke [Member]
Awards Close in Time to MNPI Disclosures
Name	Tobin Schilke
Underlying Securities | shares	80,000
Exercise Price | $ / shares	$ 33.75
Fair Value as of Grant Date | $	$ 1,670,920
Dana Pizzuti [Member]
Awards Close in Time to MNPI Disclosures
Name	Dana Pizzuti
Underlying Securities | shares	65,000
Exercise Price | $ / shares	$ 36.86
Fair Value as of Grant Date | $	$ 1,487,018
Underlying Security Market Price Change	(0.1377)
Stephen Betz [Member]
Awards Close in Time to MNPI Disclosures
Name	Stephen F. Betz
Underlying Securities | shares	65,000
Exercise Price | $ / shares	$ 36.86
Fair Value as of Grant Date | $	$ 1,487,018
Underlying Security Market Price Change	(0.1377)
Jeff Knight [Member]
Awards Close in Time to MNPI Disclosures
Name	Jeff Knight
Underlying Securities | shares	65,000
Exercise Price | $ / shares	$ 36.86
Fair Value as of Grant Date | $	$ 1,487,018
Underlying Security Market Price Change	(0.1377)